Financial risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
At December [Abstract]
Payables to third parties	R$ 10,101,510	R$ 5,326,290
Trade payables	335,539	256,281
Trade payables to related parties	58,336	22,187
Deposits	766,086	0
Due within 30 days [Member]
At December [Abstract]
Payables to third parties	8,348,127	4,308,095
Trade payables	332,733	235,838
Trade payables to related parties	0	0
Deposits	5,231
Due within 31 to 120 days [Member]
At December [Abstract]
Payables to third parties	1,146,135	686,808
Trade payables	2,806	19,472
Trade payables to related parties	46,945	22,187
Deposits	77,812
Due within 121 to 180 days [Member]
At December [Abstract]
Payables to third parties	300,058	173,884
Trade payables	0	0
Trade payables to related parties	5,063	0
Deposits	53,000
Due within 181 to 360 days [Member]
At December [Abstract]
Payables to third parties	299,645	157,503
Trade payables	0	600
Trade payables to related parties	6,328	0
Deposits	435,952
Due to 361 days or more days [Member]
At December [Abstract]
Payables to third parties	7,544	0
Trade payables	0	371
Trade payables to related parties	0	R$ 0
Deposits	R$ 194,091